Non-Interest Revenue - Summary of Disaggregation of Revenue from Business Segments (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Disaggregation of Revenue [Line Items]
Fees and commissions	₨ 160,099.5	$ 2,123.6	₨ 134,155.2	₨ 120,060.9
Retail Banking
Disaggregation of Revenue [Line Items]
Fees and commissions	146,855.7	1,947.9	123,070.6	110,927.2
Wholesale Banking
Disaggregation of Revenue [Line Items]
Fees and commissions	13,041.6	173.0	10,839.6	8,985.0
Treasury Services
Disaggregation of Revenue [Line Items]
Fees and commissions	₨ 202.2	$ 2.7	₨ 245.0	₨ 148.7